Cash and Investments - Fair value hierarchy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Cash and Investments
Assets	$ 91,985.1	$ 78,818.5	$ 76,124.4
Derivative obligations	$ (64,284.2)	$ (55,799.8)	$ (54,648.2)
Percentage of assets	100.00%	100.00%
Investment in associates	$ 7,553.2	$ 6,772.9
Restricted cash and cash equivalents	$ 642.3	$ 861.2
Quoted prices (Level 1)
Cash and Investments
Percentage of assets	19.40%	23.50%
Significant other observable inputs (Level 2)
Cash and Investments
Percentage of assets	60.40%	58.30%
Significant unobservable inputs (Level 3)
Cash and Investments
Assets	$ 11,460.0
Percentage of assets	20.20%	18.20%
Investments in first mortgage loans secured by real estate	$ 4,685.4	$ 2,500.7
Significant unobservable inputs (Level 3) | Bonds
Cash and Investments
Assets	5,797.0
Significant unobservable inputs (Level 3) | Derivatives and other invested assets
Cash and Investments
Assets	492.5
Recurring
Cash and Investments
Investment in associates	10,207.8	9,252.3
Recurring | Holding company
Cash and Investments
Assets	56,721.5	48,043.8
Recurring | Derivative obligations
Cash and Investments
Derivative obligations	(444.9)	(191.0)
Recurring | Cash and cash equivalents
Cash and Investments
Assets	5,763.7	6,980.8
Recurring | Short term investments
Cash and Investments
Assets	2,329.1	3,405.2
Recurring | Short term investments, Canadian government and provincials
Cash and Investments
Assets	553.3	129.9
Recurring | Short term investments, U.S. treasury
Cash and Investments
Assets	794.1	1,574.5
Recurring | Short term investments, Other government
Cash and Investments
Assets	370.3	1,402.8
Recurring | Short term investments, Corporate and other
Cash and Investments
Assets	611.4	298.0
Recurring | Bonds
Cash and Investments
Assets	37,441.0	29,001.2
Recurring | Bonds, Canadian government and provincials
Cash and Investments
Assets	2,715.1	2,207.6
Recurring | Bonds, U.S. treasury
Cash and Investments
Assets	16,273.5	14,378.8
Recurring | Bonds, U.S. states and municipalities
Cash and Investments
Assets	184.5	262.7
Recurring | Bonds, Other government
Cash and Investments
Assets	4,942.3	2,700.2
Recurring | Bonds, Corporate and other
Cash and Investments
Assets	13,325.6	9,451.9
Recurring | Preferred stocks
Cash and Investments
Assets	2,459.6	2,349.1
Recurring | Preferred stocks, Canadian
Cash and Investments
Assets	27.8	32.8
Recurring | Preferred stocks, U.S.
Cash and Investments
Assets	343.3	233.6
Recurring | Preferred stocks, Other
Cash and Investments
Assets	2,088.5	2,082.7
Recurring | Common stocks
Cash and Investments
Assets	7,623.5	5,437.2
Recurring | Common stocks, Canadian
Cash and Investments
Assets	1,342.5	1,244.4
Recurring | Common stocks, U.S.
Cash and Investments
Assets	2,274.1	1,804.3
Recurring | Common stocks, Other
Cash and Investments
Assets	4,006.9	2,388.5
Recurring | Derivatives and other invested assets
Cash and Investments
Assets	1,549.5	1,061.3
Recurring | Quoted prices (Level 1)
Cash and Investments
Investment in associates	3,592.3	4,693.8
Recurring | Quoted prices (Level 1) | Holding company
Cash and Investments
Assets	11,019.6	11,286.2
Recurring | Quoted prices (Level 1) | Cash and cash equivalents
Cash and Investments
Assets	5,763.7	6,980.8
Recurring | Quoted prices (Level 1) | Short term investments
Cash and Investments
Assets	1,378.7	1,868.7
Recurring | Quoted prices (Level 1) | Short term investments, Canadian government and provincials
Cash and Investments
Assets	553.3	129.9
Recurring | Quoted prices (Level 1) | Short term investments, U.S. treasury
Cash and Investments
Assets	794.1	1,574.5
Recurring | Quoted prices (Level 1) | Short term investments, Other government
Cash and Investments
Assets	31.3	164.3
Recurring | Quoted prices (Level 1) | Preferred stocks
Cash and Investments
Assets	27.5	23.6
Recurring | Quoted prices (Level 1) | Preferred stocks, Canadian
Cash and Investments
Assets	15.5	10.4
Recurring | Quoted prices (Level 1) | Preferred stocks, Other
Cash and Investments
Assets	12.0	13.2
Recurring | Quoted prices (Level 1) | Common stocks
Cash and Investments
Assets	3,849.7	2,413.1
Recurring | Quoted prices (Level 1) | Common stocks, Canadian
Cash and Investments
Assets	838.3	624.3
Recurring | Quoted prices (Level 1) | Common stocks, U.S.
Cash and Investments
Assets	988.0	691.0
Recurring | Quoted prices (Level 1) | Common stocks, Other
Cash and Investments
Assets	2,023.4	1,097.8
Recurring | Significant other observable inputs (Level 2)
Cash and Investments
Investment in associates	83.2	95.3
Recurring | Significant other observable inputs (Level 2) | Holding company
Cash and Investments
Assets	34,241.9	28,013.3
Recurring | Significant other observable inputs (Level 2) | Derivative obligations
Cash and Investments
Derivative obligations	(257.4)	(151.8)
Recurring | Significant other observable inputs (Level 2) | Short term investments
Cash and Investments
Assets	950.4	1,536.5
Recurring | Significant other observable inputs (Level 2) | Short term investments, Other government
Cash and Investments
Assets	339.0	1,238.5
Recurring | Significant other observable inputs (Level 2) | Short term investments, Corporate and other
Cash and Investments
Assets	611.4	298.0
Recurring | Significant other observable inputs (Level 2) | Bonds
Cash and Investments
Assets	31,644.0	25,535.9
Recurring | Significant other observable inputs (Level 2) | Bonds, Canadian government and provincials
Cash and Investments
Assets	2,715.1	2,207.6
Recurring | Significant other observable inputs (Level 2) | Bonds, U.S. treasury
Cash and Investments
Assets	16,273.5	14,378.8
Recurring | Significant other observable inputs (Level 2) | Bonds, U.S. states and municipalities
Cash and Investments
Assets	184.5	262.7
Recurring | Significant other observable inputs (Level 2) | Bonds, Other government
Cash and Investments
Assets	4,903.0	2,700.2
Recurring | Significant other observable inputs (Level 2) | Bonds, Corporate and other
Cash and Investments
Assets	7,567.9	5,986.6
Recurring | Significant other observable inputs (Level 2) | Preferred stocks
Cash and Investments
Assets	290.1	278.4
Recurring | Significant other observable inputs (Level 2) | Preferred stocks, Canadian
Cash and Investments
Assets	3.5	9.2
Recurring | Significant other observable inputs (Level 2) | Preferred stocks, Other
Cash and Investments
Assets	286.6	269.2
Recurring | Significant other observable inputs (Level 2) | Common stocks
Cash and Investments
Assets	745.3	472.5
Recurring | Significant other observable inputs (Level 2) | Common stocks, Canadian
Cash and Investments
Assets	216.0	192.3
Recurring | Significant other observable inputs (Level 2) | Common stocks, U.S.
Cash and Investments
Assets	27.4	26.1
Recurring | Significant other observable inputs (Level 2) | Common stocks, Other
Cash and Investments
Assets	501.9	254.1
Recurring | Significant other observable inputs (Level 2) | Derivatives and other invested assets
Cash and Investments
Assets	869.5	341.8
Recurring | Significant unobservable inputs (Level 3)
Cash and Investments
Investment in associates	6,532.3	4,463.2
Recurring | Significant unobservable inputs (Level 3) | Holding company
Cash and Investments
Assets	11,460.0	8,744.3
Recurring | Significant unobservable inputs (Level 3) | Derivative obligations
Cash and Investments
Derivative obligations	(187.5)	(39.2)
Recurring | Significant unobservable inputs (Level 3) | Bonds
Cash and Investments
Assets	5,797.0	3,465.3
Recurring | Significant unobservable inputs (Level 3) | Bonds, Other government
Cash and Investments
Assets	39.3
Recurring | Significant unobservable inputs (Level 3) | Bonds, Corporate and other
Cash and Investments
Assets	5,757.7	3,465.3
Recurring | Significant unobservable inputs (Level 3) | Preferred stocks
Cash and Investments
Assets	2,142.0	2,047.1
Recurring | Significant unobservable inputs (Level 3) | Preferred stocks, Canadian
Cash and Investments
Assets	8.8	13.2
Recurring | Significant unobservable inputs (Level 3) | Preferred stocks, U.S.
Cash and Investments
Assets	343.3	233.6
Recurring | Significant unobservable inputs (Level 3) | Preferred stocks, Other
Cash and Investments
Assets	1,789.9	1,800.3
Recurring | Significant unobservable inputs (Level 3) | Common stocks
Cash and Investments
Assets	3,028.5	2,551.6
Recurring | Significant unobservable inputs (Level 3) | Common stocks, Canadian
Cash and Investments
Assets	288.2	427.8
Recurring | Significant unobservable inputs (Level 3) | Common stocks, U.S.
Cash and Investments
Assets	1,258.7	1,087.2
Recurring | Significant unobservable inputs (Level 3) | Common stocks, Other
Cash and Investments
Assets	1,481.6	1,036.6
Recurring | Significant unobservable inputs (Level 3) | Derivatives and other invested assets
Cash and Investments
Assets	$ 680.0	$ 719.5
Digit
Cash and Investments
Ownership percentage	49.00%